December 10, 1996


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                                               File No. 811-5037
                                                                  CIK No. 811030

Dear Sir or Madam:

     On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Osterweis Fund series of the Registrant for the six month period ended September 30, 1996.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,

/s/
Robert H. Wadsworth

                               THE OSTERWEIS FUND

                               Semi-Annual Report

                               September 30, 1996

                               THE OSTERWEIS FUND

                                October 16, 1996

Dear Shareholders:


         The Net Asset  Value  per  share of The  Osterweis  Fund  increased  to
$12.40, as of September 30, 1996, representing a total return of 2.1% for the third quarter and 12.0% year-to-date. Total assets grew to $18.1 million. The returns moderately trailed the performance of the overall market, as represented by the Standard and Poor's 500 Index, with returns of 3.1% and 13.5% for the respective three and nine month periods. The gap in performance can largely be attributed to the defensive portfolio structure we have maintained this year.


         The market was volatile in the third quarter, experiencing both a sell-off in July and a recovery in September. The Fed failed to tighten short-term interest rates in its September meeting, apparently because of no convincing evidence that inflation would worsen. The Fed's inaction helped to alleviate market concerns.


         There still is room for concern about the health of the stock market. The recent increase in the price of crude oil to $25 per barrel could reduce consumer spending and pressure the operating margins of companies that are dependent on oil-related raw materials. The national election could produce a power shift in the Congressional and Executive branches that might unsettle markets. Thus, we maintain some cash reserves. We continue to search for and hold stocks of companies with excellent cash flow generation capacity and managements who keep shareholders' interests paramount.

                                            Sincerely,


                                            /s/
                                            John S. Osterweis


The Osterweis Fund's annualized total return from its inception on October 1, 1993 through September 30, 1996 was 9.91%. The twelve months ending September 30, 1996 showed a total return of 9.61%. Results shown are past performance, which should not be regarded as an indicator of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed, may be worth more or less than their cost. The Osterweis Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ 85018.

                               THE OSTERWEIS FUND

PORTFOLIO OF INVESTMENTS at September 30, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 76.5%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Banks: 3.0%
      18,800         The Bank of New York Company, Inc.......................................            $ 552,250
                                                                                                         ---------

                     Beverages - Alcoholic: 2.2%
      10,800         Anheuser-Busch Companies, Inc...........................................              406,350
                                                                                                           -------

                     Building & Heavy Construction: 3.0%
      29,800         Calmat Company..........................................................              551,300
                                                                                                           -------

                     Business Services: 13.1%
      21,500         Allied Capital Corporation..............................................              413,875
       8,000         Dun & Bradstreet Corporation............................................              477,000
      49,567         National Education Corporation..........................................              947,969
      24,400         World Color Press, Inc..................................................              542,900
                                                                                                           -------
                                                                                                         2,381,744
                                                                                                         ---------
                     Cosmetic - Soap: 2.8%
      10,240         Avon Products, Inc......................................................              508,160
                                                                                                           -------

                     Consumer Products: 3.0%
       6,300         Kimberly-Clark Corporation..............................................              555,187
                                                                                                           -------

                     Energy: 7.5%
      51,856         Patina Oil & Gas Corporation............................................              362,992
      25,928         Patina Oil & Gas Corporation Warrants Exp: 5/2/2001.....................               25,928
      34,909         Snyder Oil Corporation..................................................              410,181
      37,000         Wheelabrator Tech, Inc..................................................              564,250
                                                                                                           -------
                                                                                                         1,363,351
                                                                                                         ---------
                     Healthcare: 1.1%
       9,337         Fresenius Medical Care, ADR.............................................              217,083
                                                                                                           -------

                     Insurance:  4.4%
      22,480         NYMAGIC, Inc............................................................              393,400
       9,051         W. R. Berkley Corporation...............................................              414,083
                                                                                                           -------
                                                                                                           807,483
                                                                                                           -------
See accompanying "Notes to Financial Statements."

                               THE OSTERWEIS FUND


PORTFOLIO OF INVESTMENTS at September 30, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Manufacturing - Diversified: 2.6%
       8,900         W.R. Grace and Company..................................................            $ 462,800
                                                                                                         ---------

                     Media and Broadcasting: 7.4%
      16,162         Infinity Broadcasting, Class A..........................................              509,103
      17,500         Scandinavian Broadcasting System SA.....................................              393,750
      23,400         Westwood One, Inc.......................................................              429,975
                                                                                                           -------
                                                                                                         1,332,828
                                                                                                         ---------
                     Newspapers & Publishing: 2.5%
      43,100         K-III Communications Corporation........................................              447,163
                                                                                                           -------

                     Pharmaceutical: 3.3%
      14,300         Pharmacia & Upjohn, Inc.................................................              589,875
                                                                                                           -------

                     Real Estate: 7.6%
      81,300         Catellus Development Corporation........................................              802,837
      13,900         Crescent Real Estate Equities...........................................              571,638
                                                                                                          -------
                                                                                                         1,374,475
                                                                                                         ---------
                     Retail: 5.5%
      15,200         Rite Aid Corporation....................................................              551,000
      10,852         Tandy Corporation.......................................................              438,149
                                                                                                           -------
                                                                                                           989,149
                                                                                                           -------
                     Telecommunications: 7.5%
      10,900         Cellular Communications International, Inc..............................              365,150
      18,300         Cellular Communications of Puerto Rico..................................              466,650
      20,267         International Cabletel, Inc.............................................              519,342
                                                                                                           -------
                                                                                                         1,351,142
                                                                                                         ---------

                     Total Common Stocks (cost $11,123,276)..................................           13,890,340
                                                                                                        ----------

                     PREFERRED STOCK: 3.3%
------------------------------------------------------------------------------------------------------------------------------------
                     Energy: 0.7%
       6,400         Snyder Oil Corporation, 6.00%, Preferred Convertible A..................              128,000
                                                                                                           -------

See accompanying "Notes to Financial Statements."

                               THE OSTERWEIS FUND


PORTFOLIO OF INVESTMENTS at September 30, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Healthcare: 0.0%
       8,900         Fresenius Medical Care AG...............................................              $ 1,691
                                                                                                           -------

                     Telecommunications: 2.6%
       7,785         Airtouch Communications, Inc., 6.00%, Preferred Convertible,
                       Class B...............................................................              221,872
       4,999         Airtouch Communications, Inc., 4.25%, Preferred Convertible,
                       Class C...............................................................              237,453
                                                                                                           -------
                                                                                                           459,325
                                                                                                           -------

                     Total Preferred stock (cost $525,480)...................................              589,016
                                                                                                           -------

                     U.S. GOVERNMENT AND
Principal Amount     GOVERNMENT AGENCY OBLIGATIONS: 9.6%
------------------------------------------------------------------------------------------------------------------------------------
    $300,000         Federal Farm Credit Bank, 5.45%, 11/1/1996..............................              299,966
     300,000         Federal Farm Credit Bank, 5.34%, 12/2/1996..............................              299,833
     400,000         Federal Farm Credit Bank, 4.95%, 3/3/1997...............................              399,115
     400,000         Federal Home Loan Bank, 6.10%, 12/5/1997................................              398,796
     200,000         Federal Home Loan Bank, 6.20%, 10/16/1998...............................              199,389
     150,000         U.S. Treasury Notes, 5.00%, 1/31/1998...................................              148,172
                                                                                                           -------

                     Total U. S. Government and Government Agency Obligations
                     (cost $1,748,359).......................................................            1,745,271
                                                                                                         ---------

                     CONVERTIBLE CORPORATE BONDS: 3.3%
------------------------------------------------------------------------------------------------------------------------------------
     409,000         Kelley Oil & Gas Partners, 7.875%, 12/15/1999...........................              377,302
     230,000         National Education Corporation, 6.50%, 5/15/2011........................              219,650
                                                                                                           -------

                     Total Convertible Corporate Bonds (cost $495,680).......................              596,952
                                                                                                           -------
See accompanying "Notes to Financial Statements."

                               THE OSTERWEIS FUND


PORTFOLIO OF INVESTMENTS at September 30, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
 Principal Amount                                                                                     Market Value
    $908,000         Star Bank Repurchase Agreement, 5.30%, dated 9/30/1996,
                     due 10/1/1996, collateralized by $980,000 GNMA, 6.5% due
                     1/20/2024 (value of collateral is $983,369) (proceeds $908,134)
                     (cost $908,000).........................................................            $ 908,000
                                                                                                         ---------

                     Total Investment in Securities (cost $14,800,795): 97.8%................           17,729,579
                     Other Assets less Liabilities: 2.2%.....................................              401,421
                                                                                                           -------
                     Total Net Assets: 100.0%................................................          $18,131,000
                                                                                                       ===========

      At September 30, 1996, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

Gross unrealized appreciation................................................................          $ 3,293,139
Gross unrealized depreciation................................................................             (364,352)
                                                                                                          --------
                     Net unrealized appreciation.............................................          $ 2,928,784
                                                                                                       ===========

See accompanying "Notes to Financial Statements."

                               THE OSTERWEIS FUND


STATEMENT OF ASSETS AND LIABILITIES at September 30, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $14,800,795) (Note 2-A) ..........          $17,729,579
      Cash  .................................................................................                  376
      Receivables:
            Securities sold..................................................................              350,169
            Dividends and interest ..........................................................               56,242
      Organization costs, net of accumulated amortization of $23,216.........................               15,548
      Other assets...........................................................................                9,837
                                                                                                             -----
                  Total assets ..............................................................           18,161,751
                                                                                                        ----------

LIABILITIES
      Payable for Fund shares redeemed.......................................................               20,946
      Accrued expenses ......................................................................                9,805
                                                                                                             -----
                  Total liabilities..........................................................               30,751
                                                                                                            ------


NET ASSETS  .................................................................................          $18,131,000
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($18,131,000/1,461,747 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $12.40
                                                                                                            ======

SOURCE OF NET ASSETS
      Paid-in capital .......................................................................          $15,375,496
      Undistributed net investment income....................................................               10,858
      Accumulated net realized loss on investments...........................................             (184,138)
      Net unrealized appreciation on investments.............................................            2,928,784
                                                                                                         ---------
            Net assets ......................................................................          $18,131,000
                                                                                                       ===========




See accompanying "Notes to Financial Statements."

                               THE OSTERWEIS FUND


STATEMENT  OF  OPERATIONS  -  For  the  Six  Months  Ended  September  30,  1996
(Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Dividends........................................................................            $ 116,815
            Interest ........................................................................               93,382
            Other ...........................................................................                7,606
                                                                                                             -----
                  Total investment income ...................................................              217,803
                                                                                                           -------
      Expenses
            Advisory fees (Note 3) ..........................................................               87,912
            Administration fees (Note 3).....................................................               17,033
            Custodian and accounting fees....................................................                9,820
            Amortization of organization costs...............................................                3,887
            Transfer agent fees..............................................................                3,259
            Auditing fees....................................................................                1,594
            Reports to shareholders..........................................................                1,506
            Trustees' fees...................................................................                1,504
            Miscellaneous....................................................................                1,504
            Insurance........................................................................                1,184
            Registration fees................................................................                  835
            Legal fees.......................................................................                  752
                                                                                                               ---
                  Total expenses.............................................................              130,790
                  Expenses recouped (Note 3).................................................               22,873
                                                                                                            ------
                  Total expenses after expense recoupment....................................              153,663
                                                                                                           -------
                        Net investment income   .............................................               64,140
                                                                                                            ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss from security transactions ..........................................              (55,975)
      Net change in unrealized appreciation on investments ..................................            1,219,971
                                                                                                         ---------
                  Net realized and unrealized gain on investments ...........................            1,163,996
                                                                                                         ---------
                        Net Increase in Net Assets Resulting from Operations ................          $ 1,228,136
                                                                                                       ===========

See accompanying "Notes to Financial Statements."

                               THE OSTERWEIS FUND


STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months Ended      Year Ended
                                                                               September 30, 1996*  March 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM
OPERATIONS
Net investment income.........................................................        $ 64,140          $ 223,664
Net realized (loss) gain on security transactions ............................         (55,975)           148,463
Net change in unrealized appreciation of investments..........................       1,219,971          1,660,534
                                                                                     ---------          ---------
      Net increase in net assets resulting from operations ...................       1,228,136          2,032,661
                                                                                     ---------          ---------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.........................................................         (78,957)          (279,118)
Net realized gain from security transactions..................................        (188,621)               -0-
                                                                                      --------                 -
      Total dividends and distributions to shareholders ......................        (267,578)          (279,118)
                                                                                      --------           --------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
      outstanding shares (a) .................................................         286,350          5,348,303
                                                                                       -------          ---------
      Total increase in net assets ...........................................       1,246,908          7,101,846

NET ASSETS
Beginning of period ..........................................................      16,884,092          9,782,246
                                                                                    ----------          ---------
End of period (including undistributed net investment income
       of $10,858 and $25,675, respectively).................................      $18,131,000        $16,884,092
                                                                                   ===========        ===========

(a) A summary of capital shares transactions is as follows:

                                                             Six Months Ended                   Year Ended
                                                            September 30, 1996*               March 31, 1996
                                                          Shares           Value          Shares          Value
Shares sold .........................................      88,210       $1,065,543         709,552     $7,794,336
Shares reissued in reinvestment of distribution......      21,738          263,906         24,121         271,115
Shares redeemed .....................................     (86,574)      (1,043,099)      (241,996)     (2,717,148)
                                                          -------       ----------       --------      ----------
Net increase ........................................      23,374        $ 286,350        491,677      $5,348,303
                                                           ======        =========        =======      ==========

*Unaudited.

See accompanying "Notes to Financial Statements."

                               THE OSTERWEIS FUND


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months         Year           Year       October 1, 1993*
                                                    Ended September      Ended          Ended           through
                                                       30, 1996#    March 31, 1996 March 31, 1995   March 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .............      $11.74          $10.33          $10.28          $10.00
Income from investment operations:
      Net investment income ......................         .04             .12             .28             .08
      Net realized and unrealized gain on
            investments ..........................         .80            1.48             .11             .22
                                                           ---            ----             ---             ---
Total from investment operations..................         .84            1.60             .39             .30
                                                           ---            ----             ---             ---
Less distributions:
      From net investment income..................        (.05)           (.19)           (.25)           (.02)
      From net capital gains .....................        (.13)            -0-            (.09)            -0-
                                                          ----              -             ----              -
Total distributions...............................        (.18)           (.19)           (.34)           (.02)
                                                          ----            ----            ----            ----
Net asset value, end of period ...................      $12.40          $11.74          $10.33          $10.28
                                                        ======          ======          ======          ======

Total return .....................................       14.90%+         15.59%           3.91%           6.29%+

Ratios/supplemental data:
Net assets, end of period (millions)..............      $ 18.1          $ 16.9           $ 9.8            $ 5.1
Ratio of expenses to average net assets:
      Before expense reimburse/recoup............         1.49%+          1.77%           2.32%           3.73%+
      After expense reimburse/recoup.............         1.75%+          1.75%           1.74%           1.75%+
Ratio of net investment income to average net assets:
      Before expense reimburse/recoup...........          0.99%+          1.47%           2.74%           0.42%+
      After expense reimburse/recoup.............         0.73%+          1.49%           3.32%           2.40%+
Portfolio turnover rate ..........................       19.88%          57.32%          28.65%          34.97%
Average commission rate paid......................      $ 0.0642++          -               -               -


*Commencement of operations.
+Annualized.
#Unaudited.
++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

See  accompanying  "Notes to  Financial  Statements."

                               THE OSTERWEIS FUND


NOTES TO FINANCIAL
STATEMENTS at September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

      The Osterweis Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management company. The Fund began operations on October 1, 1993. The investment objective of the Fund is to attain long-term total returns. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there has been no sale and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Deferred Organization Costs. The Fund has incurred expenses of $38,764 in connection with the organization of the Fund. These costs have been deferred and are being amortized on a straight line basis over a period of sixty months from the date the Fund commenced investment operations.

      E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported

                               THE OSTERWEIS FUND


NOTES  TO  FINANCIAL  STATEMENTS  at  September  30,  1996  (Unaudited),
Continued
--------------------------------------------------------------------------------

      NOTE 2 -  CONTINUED

amount of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      A. The Trust, on behalf of the Fund, has approved an Advisory Agreement with Osterweis Capital Management, Inc. (the "Advisor"). The Advisor agrees to furnish all investment advice, office space, facilities, and most personnel needed by the Fund. Advisory fees are computed daily and paid monthly by the Fund at the annualized rate of 1.00% of the Fund's average daily net assets. In addition, the Advisor is to be reimbursed for amounts which it previously reimbursed the Fund to the extent that expense limitations were exceeded in prior years. For the six months ended September 30, 1996, the Advisor recouped $22,873 of such expenses it previously reimbursed to the Fund.

      B. Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

      Under $15 million $30,000

      $15 to $50 million 0.20% of average net assets

      $50 to $100 million 0.15% of average net assets

      $100 to $150 million  0.10% of average net assets

      Over $150 million 0.05% of average net assets.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and Trustees of the Fund are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      Purchase and sales of securities, other than short-term investments, for the six month ended September 30, 1996 were $3,344,885 and $4,069,900, respectively.

                                     Advisor
                       Osterweis Capital Management, Inc.
                         One Maritime Plaza, Suite 1201
                         San Francisco, California 94111


================================================================================

                                   Distributor
                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261E
                             Phoenix, Arizona 85018


================================================================================

                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202


================================================================================

                                 Transfer Agent
                          American Data Services, Inc.
                              24 West Carver Street
                                    2nd Floor
                           Huntington, New York 11743


================================================================================

                               Indepenant Auditors
                                Ernst & Young LLP
                        515 South Flower Street, 24 Floor
                          Los Angeles, California 90071


================================================================================

                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104

                    This report is intended for shareholders
                      of The Osterweis Fund and may not be
                    used as sales literature unless preceded
                     or accompanied by a current prospectus.